FAIR VALUE MEASUREMENTS - Schedule of Plan's Assets Fair Value Hierarchy (Details) - 401(k) PROFIT SHARING PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments - at fair value	$ 247,523,763	$ 213,599,896
Fair value Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Investments - at fair value	123,800,951	164,245,727
Level 1
FAIR VALUE MEASUREMENTS
Investments - at fair value	123,800,951	164,245,727
Net asset value
FAIR VALUE MEASUREMENTS
Investments - at fair value	247,523,763	213,599,896
Interest bearing cash | Fair value Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Investments - at fair value	2,843	2,964
Interest bearing cash | Level 1
FAIR VALUE MEASUREMENTS
Investments - at fair value	2,843	2,964
Mutual funds | Fair value Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Investments - at fair value	72,968,341	109,564,402
Mutual funds | Level 1
FAIR VALUE MEASUREMENTS
Investments - at fair value	72,968,341	109,564,402
Self-directed brokerage accounts | Fair value Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Investments - at fair value	8,605,447	6,706,231
Self-directed brokerage accounts | Level 1
FAIR VALUE MEASUREMENTS
Investments - at fair value	8,605,447	6,706,231
Merit Medical Systems, Inc. common stock | Fair value Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Investments - at fair value	42,224,320	47,972,130
Merit Medical Systems, Inc. common stock | Level 1
FAIR VALUE MEASUREMENTS
Investments - at fair value	42,224,320	47,972,130
Common-collective trust funds | Net asset value
FAIR VALUE MEASUREMENTS
Investments - at fair value	121,165,003	46,868,757
Stable value fund | Net asset value
FAIR VALUE MEASUREMENTS
Investments - at fair value	$ 2,557,809	$ 2,485,412